ALPHA SELECT FUNDS

                            TARGET SELECT EQUITY FUND

                       SUPPLEMENT DATED DECEMBER 20, 2001
                    TO THE PROSPECTUS DATED JANUARY 31, 2001


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

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Evergreen Investment Management Company, LLP has resigned as a Sub-Adviser to the Target Select Equity Fund, effective December 31, 2001. Accordingly, all references in the prospectus to Evergreen Investment Management Company, LLP are hereby deleted.

The Adviser will allocate the assets managed by Evergreen to Turner Investment Partners, Inc., the remaining Sub-Adviser to the Fund. The Adviser may appoint new sub-advisers to manage the assets that Evergreen formerly managed.

The Prospectus is hereby amended to reflect this information.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ALP-FS-001-04

                               ALPHA SELECT FUNDS

                            TARGET SELECT EQUITY FUND

                      SUPPLEMENT DATED DECEMBER 20, 2001 TO
         THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2001


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

------------------------------------------------------------------------------

Evergreen Investment Management Company, LLP has resigned as a Sub-Adviser to the Target Select Equity Fund, effective December 31, 2001. Accordingly, all references in the SAI to Evergreen Investment Management Company, LLP are hereby deleted.

The Adviser will allocate the assets managed by Evergreen to Turner Investment Partners, Inc., the remaining Sub-Adviser to the Fund. The Adviser may appoint new sub-advisers to manage the assets that Evergreen formerly managed.

The SAI is hereby amended to reflect this information.

-----------------------------------------------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ALP-FS-002-03